Form N-CSR
Pursuant to Rule 30b2-1 {17 CFR 270.30b2-1}


1.	Investment Company Act File Number:	811-09189

2.   	Exact name of investment company as specified in
registration statement: Zazove Convertible Securities Fund, Inc.

3.	Address of principal executive office:
	1001 Tahoe Blvd.
	Incline Village, NV 89451

4.	Name and Address of Agent for Service:
        Mark R. Ludviksen
        1001 Tahoe Blvd.
        Incline Village, NV 89451

5. Registrant's telephone number:  775.298-7500

6. Date of fiscal year end:  December 31

7. Date of reporting period:  January 1, 2018 through
                              June 30, 2018


Item 1.  Report to Stockholders

Zazove Convertible Securities Fund, Inc.
Semi-Annual Report
June 30, 2018 (Unaudited)


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
TABLE OF CONTENTS
                                                  Page
HISTORICAL RETURNS                                 1-2

FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities                3
  Schedule of Investments                          7-9
  Statement of Operations                           10
  Statements of Changes in Net Assets               11
  Statement of Cash Flows                           12
  Notes to Financial Statements                  13-21
PROXY VOTING POLICIES,DIVIDEND REINVESTMENT PLAN    22


Zazove Convertible Securities Fund, Inc.
Relative Historical Returns (Unaudited)
For the Periods Ended June 30, 2018

[A graph illustrates the relative performance of the Fund versus the S&P 500 , Russell 2000 Index and
Barclays Capital U.S. Aggregate Bond Index for the one year, five year, ten year and fifteen year periods ended June 30, 2018. As illustrated in the graph, during this period the Fund's return was +11.02%,+2.70%, +5.73% and +6.97%, respectively, while the return of the S&P 500 was +14.36%, +13.41%, +10.17% and +9.30%,
respectively,the return of the Russell 2000 Index was +17.56%,+12.45%, +10.60% and +10.49%, respectively, and the return of the Barclays Capital U.S. Aggregate Bond
Index was -0.40%,+2.27%, +3.72% and +3.77%, respectively.


[A graph illustrates the relative performance of the Fund versus the S&P 500 , Russell 2000 Index and Barclays Capital U.S. Aggregate Bond Index for the period January 1, 1999 through June 30, 2018. As illustrated in the graph,during this period the Fund's cumulative return was +344.18%, while the return of the S&P 500 was +207.45%, the return of the Russell 2000 Index was +398.03% and the return of the Barclays
Capital U.S. Aggregate Bond Index was +137.79%.

The returns for the Zazove Convertible Securities Fund, Inc. are presented after all fees and expenses.The returns of the S&P 500 Stock Index, the Russell 2000 Stock Index and the Barclays Capital U.S. Aggregate Bond Index are presented after the reinvestment of dividends and interest. Past results are not a guarantee of future performance.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (UNAUDITED)

ASSETS

  Investments, at fair value (cost $49,253,774) $48,730,752 Cash and cash equivalents, at fair value
 (cost $4,574,506)                                  4,574,506
  Receivables:
    Interest                                          189,976
    Dividends                                          13,677
  Other assets                                          9,800

           Total assets                            53,518,711

LIABILITIES
  Payables:
    Capital shares redeemed                        $3,118,119
    Securities sold short, at fair value
   (proceeds $106,985)                                 73,546
    Due to broker                                       7,889
    Transfer agency fees                                7,125
    Custody fees                                          650
    Professional fees                                  39,817
    Securities purchased                            1,578,888

           Total liabilities                        4,826,034

NET ASSETS                                        $48,692,677

ANALYSIS OF NET ASSETS:
  Common stock
  ($.01 par value; 25,000,000 shares authorized;
   2,482,383 shares issued and outstanding)           $24,824
  Paid-in surplus                                  49,191,428
  Accumulated net realized gain on
  investments and securities sold short	              293,618
  Accumulated net investment loss                    (327,610)
  Net unrealized depreciation on investments
  and securities sold short	                     (489,583)

NET ASSETS                                         $48,692,677

NET ASSET VALUE PER SHARE
(based on 2,482,383 shares outstanding)	               $19.62

See notes to financial statements.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2018 (UNAUDITED)

                                          Principal/     Fair
                                            Shares/     Value
					  Contracts
INVESTMENTS - 100%

Convertible Preferred Stock - 8%
United States - 8%


Affiliated Managers Group,Inc. 5.150%     20,320    $1,217,981
   Due 10-15-37
Bunge Limited 4.875%			  18,800     2,047,978
Cowen Group, Inc. 5.625%                   1,020       834,488

Total Convertible Preferred Stock
(cost $3,907,217)                                    4,100,447

Convertible Bonds - 76%

Canada-1%
First Majestic Silver (144A)              655,000      681,609
1.875% Due 03-01-23 (b)

China-5%
Ctrip.com International, Ltd.             980,000    1,122,737
1.990% Due 07-01-25 (d)
Weibo (144A) 1.250%                     1,270,000    1,281,112
Due 11-15-22 (b)

Total China                                          2,403,849

France-2%
Total S.A (Reg S) 0.500%                600,000        655,500
Due 12-02-22 (e)
Vinci S.A (Reg S) 0.375%                400,000        430,000
Due 02-16-22 (e)

Total France                                         1,085,500

Germany-7%
Deutsche Bank AG London (JPM)           1,100,000    1,063,040
1.000% Due 05-01-23
Siemens AG (Reg S)                      2,000,000    2,234,000
  1.650% Due 08-16-19

Total Germany                                        3,297,040

Ghana-1%
Tullow Oil Jersey Ltd. (Reg S) 6.625%
  Due 07-12-21 (e)                        200,000      256,500

United States - 60%
Air Lease Corporation 3.875%              400,000      577,750
   Due 12-01-18
Air Transport Services Group (144A)       800,000      779,040
   1.125% Due 10-15-24 (b)
Akamai Tech (144A) 0.125%                 210,000      210,282
   Due 05-01-25 (b)
Altaba 0.000%                             300,000      410,437
   Due 12-01-18 (c)
Ascent Capital Group LLC 4.000%         1,100,000      654,500
   Due 07-15-20
Atlas Air Worldwide Holdings 1.875%       400,000      530,000
   Due 06-01-24
BioMarin Pharmaceutical, Inc.             215,000      253,969
   1.500% Due 10-15-20
BioMarin Pharmaceutical, Inc.             815,000      828,753
   0.599% Due 08-01-24 (d)
Booking Holdings                          386,000      462,255
   0.900% Due 09-15-21 (d)
Carriage Services 2.750%                  200,000      243,250
   Due 03-15-21
Clovis Oncology, Inc.                     600,000      647,250
   2.500% Due 09-15-21
Cowen Group, Inc. (144A)  	          205,000      211,919
   3.000% Due 12-15-22 (b)
Dycom Industries, Inc. 0.750%             350,000      406,707
   Due 09-15-21
Euronet Worldwide, Inc 1.500%           1,010,000    1,235,988
   Due 10-01-44 (d)
Exact Sciences                            230,000      242,075
   1.000% Due 01-15-25
Flexion Therapeutics (144A)             1,200,000    1,473,000
   3.375% Due 05-01-24 (b)(d)
Greenbrier Companies 2.875%               500,000      576,250
   Due 02-01-24 (d)
Harmonic, Inc. 4.000%                     527,000      540,649
   Due 12-01-20 (d)
Insmed 1.750%                             600,000      550,676
   Due 01-15-25
InterDigital, Inc.                        850,000    1,027,480
   1.500% Due 03-01-20
Jazz Investments I (144A)                 800,000      833,500
   1.500% Due 08-15-24 (b)
Johnson & Johnson                         270,000      450,577
   0.000% Due 07-28-20 (c)
JPMorgan Chase Finance Co (144A)        1,500,000    1,430,700
   0.250% Due 05-01-23 (b)
Liberty Interactive, LLC (144A)         1,270,000    1,391,134
   1.750% Due 09-30-46 (b)
Liberty Media Corporation 1.375%        1,500,000    1,861,950
   Due 10-15-23 (d)
Microchip Technology, Inc. (144A)         900,000    1,059,187
   1.625% Due 02-15-27 (b)(d)
NantHealth 5.500%                       1,130,000      796,650
   Due 12-15-21
Neurocrine Biosciences (144A) 2.250%      370,000      537,194
   Due 05-15-24 (b)
Oasis Petroleum 2.625%                    500,000      649,375
   Due 09-15-23
Par Pacific Holdings, Inc.                420,000      502,160
   5.000% Due 06-15-21
Patrick Industries, Inc. (144A)           200,000      189,649
   1.000% Due 02-01-23 (b)
Pernix Therapeutics Holdings 4.250%       530,000      211,908
   Due 04-01-21 (d)
RH (144A) 0.000%                          300,000      280,875
   Due 06-15-23 (b)(c)
RPM International, Inc. 2.250%            460,000      556,025
   Due 12-15-20
ServiceNow, Inc. (144A) 0.000%            600,000      812,460
   Due 06-01-22 (b)(c)
Supernus Pharmaceuticals (144A)           550,000      670,992
   0.625% Due 04-01-23 (b)
Theravance Biopharma 3.250%               800,000      788,000
   Due 11-01-23
Vitamin Shoppe, Inc. 2.250%             1,550,000    1,224,500
   Due 12-01-20
Workday, Inc. (144A) 0.250%             1,280,000    1,350,400
   Due 10-01-22 (b)
Zillow 2.000%                             780,000      985,764
   Due 12-01-21 (d)
Zillow Group, Inc. - C 1.500%             600,000      612,750
   Due 07-01-23

        Total United States                         29,057,980

Total Convertible Bonds (cost $35,274,436)          36,782,478

Corporate Bond Units - 2%
France - 2%
LVMH Moet Hennessy Louis Vuitton SE        2,820       973,605
 (Reg S) (e)

Total Corporate Bond Units (cost $858,750)             973,605

Corporate Bonds - 1%
United States - 1%
Global Brokerage 7.000%                 1,294,000      666,410
    Due 02-08-23

Total Corporate Bonds (cost $564,858)                  666,410

Common Stock - 10%
Bahamas - 2%
Vedanta Resources                         212,493      906,695

China-0%
Emerald Plantation Holdings (c)           180,362       10,822

United States - 8%
Cinedigm Corporation (c)                   34,541       53,538
Cumulus Media, Inc. (c)                    35,003      638,805
Daseke (c)                                  8,000       79,440
Emmis Communication (c)                   194,100    1,026,789
School Specialty, Inc. (c)                 26,500      526,687
Urban One,Inc. (c)                        680,000    1,411,000


      Total United States                            3,736,259

      Total Common Stock (cost $6,532,097)           4,653,776


WARRANTS - 3%
United States - 3%
Ashland Global Holdings, Inc.,
  $1,000 strike price,
  expire 3-31-29 (c)                        2,260       25,430
Cumulus Media, $0.0000001 strike price      5,340       97,188
  expire 06-04-38 (c)
Daseke, $11.50 strike price               314,800      336,836
   expire 2/27/2022 (c)
Hostess Brand, $11.50 strike price        178,300      328,072
   expire 11-14-21 (c)
Simply Good Foods Company, $11.50         173,000      717,950
 stirke price, expire 7/7/22 (c)

      Total Warrants(cost $1,313,497)                1,505,476


Escrow-0%
China-0%
Sino Forest Corporation escrow          1,180,000        3,688

Georgia - 0%
MIG LLC escrow                          5,158,766       30,953

United States - 0%
TerraVia Holdings 5% Escrow              690,000        11,040
TerraVia Holdings 6% Escrow              180,000         2,880
    Total United States                                $13,920

   Total Escrow (cost $802,919)                         48,560

TOTAL INVESTMENTS (cost $49,253,774)                48,730,752


SECURITIES SOLD SHORT -(0%)
Common Stock - (0%)
United States- (0%)
Pernix Therapeutics Holdings             (29,025)     $(70,531)

          Total Common Stock (proceeds $96,531)        (70,531)

Call Options- (0%)
United States- (0%)
Pernix Therapeutics (11/16/18 $5.00 Call)   (81)        (1,013)
Pernix Therapeutics (8/17/18 $2.50 Call)    (50)        (1,750)
Pernix Therapeutics (8/17/18 $5.00 Call)   (101)          (253)

         Total Call Options (proceeds $10,453)          (3,015)

TOTAL SECURITIES SOLD SHORT                            (73,546)
      (proceeds $106,985)


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of June 30, 2018.

See notes to financial statements.             (concluded)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

INVESTMENT INCOME:
Interest                                           $189,412
Dividends                                           129,143
Other                                                 7,749

   Total Investment Income                          326,304

EXPENSES:
Custody fees                                         6,762
Director fees                                        9,000
Insurance expense                                    2,461
Management fees                                    447,455
Margin Interest                                     46,481
Professional fees                                   33,347
Transfer agency fees                                57,704
Dividend expense                                    20,970
Other                                               22,111

   Total expenses                                  646,291

NET INVESTEMENT LOSS                              (319,987)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
SECURITIES SOLD SHORT:

Net realized gain on investment                  1,709,069
Net realized loss on securities sold short         (79,879)
Net change in unrealized appreciation
  of investments and securities sold short       1,057,892

Net realized and unrealized gain from investments and
securities sold short                            2,687,082

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                $2,367,095



See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

NET DECREASE IN NET ASSETS RESULTING FROM:

OPERATIONS:

Net investment loss                            $(319,987)
Net realized gain (loss) on investments and
securities sold short                          1,629,190
Net change in unrealized appreciation
of investments and
securities sold short                         $1,057,892

       Net increase in net assets
       resulting from operations               2,367,095

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                       199,242
Reinvestment of distributions                      0
Payments for shares redeemed                  (8,216,588)

   Net decrease in net assets resulting
   from capital share transactions           (8,017,346)

NET INCREASE IN NET ASSETS                   (5,650,251)

NET ASSETS-Beginning of the period           54,342,928

NET ASSETS-End of period                     $48,692,677

ACCUMULATED NET INVESTMENT LOSS             $(327,610)

See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENTS OF CASH FLOWS
SIX MONTH ENDED JUNE 30, 2018


CASH FLOWS FROM OPERATING ACTIVITIES:
 Net increase in net assets resulting
 from operations                             $2,367,095
 Adjustments to reconcile net increase
 in net assets resulting from operations
 to net cash provided by operating activities:
 Net change in unrealized appreciation of
 investments and securities sold short       (1,057,892)
 Net realized gain on investments and
 securities sold short                       (1,629,190)
 Net amortization and accretion                265,669
 Purchases of investment securities         (46,461,995)
 Proceeds from sale of investment
 securities                                  59,122,890
 Purchase of securities sold short           (4,852,294)
 Proceeds from sale of securities
 sold short                                   3,858,603
 Changes in assets and liabilities:
   Decrease in receivables                       19,263
   Increase in other assets                      (8,795)
   Decrease in due to broker                   (514,469)
   Decrease in payables                         (9,897)

Net cash provided by operating activities     11,098,988

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares sold                     199,242
  Payments for shares redeemed               (6,729,747)
  Payments for distributions to shareholders          0

Net cash used in financing activities        (6,530,505)

NET INCREASE IN CASH AND CASH EQUIVALENTS     4,568,483

CASH AND CASH EQUIVALENTS-Beginning of period      6,023

CASH AND CASH EQUIVALENTS-End of period        $4,574,506

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest     $   46,481

See notes to financial statements.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 2018(UNAUDITED)

1.ORGANIZATION
Zazove Convertible Securities Fund, Inc., a Maryland corporation (the "Fund") is registered under the Investment Company Act of 1940 as a diversified investment company that operates as a closed-end interval fund. The Fund's investment objective is to realize long-term growth, current income and the preservation of capital. The Fund pursues this objective primarily through investing in a portfolio of convertible securities. The convertible strategy focuses primarily on opportunities in the United States of America, although the Fund may hold foreign securities.
Zazove Associates, L.L.C. is the Fund's investment advisor (the "Investment Advisor"). The Fund initially acquired its portfolio pursuant to a merger whereby
Zazove Convertible Fund, L.P., a Delaware limited partnership registered under the Investment
Company Act of 1940, was merged into the Fund on January 1, 1999.


2.SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation-The Fund's financial statements
have been prepared in accordance with accounting principles
generally  accepted  in  the  United  States  of  America
and  are  stated  in  United  States  dollars.
The Fund is an investment company and follows accounting
and reporting guidance within Financial Accounting
Standards  Board  ("FASB")  Accounting  Standard
Codification  ("ASC")  Topic  946, Financial  Services
-Investment  Companies.   The  following  is  a  summary
of the significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates-The preparation of financial statements requires the Fund's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual  results  could  differ  from those estimates.

Valuation of Investments-The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the supervision of the Board of Directors. Investments are recorded at fair value.

Common  stock,  certain  convertible
preferred securities and certain derivatives that are traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices.
Common stock, certain convertible preferred securities and certain derivatives traded over the counter are valued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day.

Convertible bond securities, corporate bond securities, certain convertible preferred securities and certain derivatives are valued at the mid-point of independent bid and offer quotes received from dealers or brokers who make markets in such securities.

Securities for which market quotations are not available are valued at fair value as determined in good faith by the Investment Advisor with the oversight of the Board of Directors pursuant to Board of Directors' approved procedures. In such cases, fair value is derived based on all relevant facts and circumstances including, among other things, fixed income and option pricing models, enterprise valuation analysis, comparable security analysis and conversion value.

Cash and Cash Equivalents-Cash and cash equivalents represents cash held by the Fund's custodian in the amount of $112,463, cash held by the Fund's prime broker in the amount of $3,593,610 and cash collateral held by the Fund's prime broker in the amount of $868,433. Since the Fund does not clear its own investment transactions, it has established an account with a third-party custodian
(UMB  Bank,  N.A.)  for this  purpose.
In addition, the Fund has established an account with a prime broker (Citigroup) for the purpose of purchasing securities on margin.
At June 30, 2018, the Fund did not have a margin account balance for securities purchased on margin. The Fund pledges sufficient cash and securities as collateral for the margin account, if any, held by the custodian. As the valuation of such securities fluctuates, the Fund may be required to pledge additional securities as collateral.

Investment Transactions and Income-Security transactions
are recorded on the trade date.
Realized gains or losses from sales of securities
(including securities sold short) are determined
on an identified cost basis.  Dividend  income
and  expense  is  recognized  on  the  ex-dividend  date.
Interest  income  and  expense  are recognized  on  the
accrual  basis.    Bond  discount  is  accreted  and
bond premium is amortized over the expected maturity of each applicable security using the effective interest method, as long as the collectability is not in doubt and the security is performing in accordance with its contractual terms.

Indemnifications-Under  the  Fund's  organizational
documents,  the  Fund  is  obligated  to  indemnify
its directors,  officers  and  Investment  Advisor
against  certain  liabilities  relating  to  the
business  or  activities undertaken  by  them  on
behalf  of  the  Fund.    In  addition,  in  the
normal  course  of  business,  the  Fund  enters into
contracts  that  provide  for  general  indemnification
to other parties.  The Fund's maximum exposure under
these arrangements is unknown as this would involve
future claims that may be made against the Fund that
have  not  yet  occurred.    However,  the  Fund  has
not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurement("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of June 30, 2018:

                    Level1      Level2     Level3      Total
Convertible
Preferred
Stock                    0  $4,100,447         $0   $4,100,447
Convertible Bonds        0  36,782,478          0   36,782,478
Corporate Bond Units     0     973,605          0      973,605
Corporate Bonds          0     666,410          0      666,410
Common Stock     1,798,572   1,948,509    906,695    4,653,776
Warrants         1,382,858          0     122,618    1,505,476
Escrow                   0          0      48,560      48,560


Total
Investments     $3,181,430 $44,471,449 $1,077,873  $48,730,752

The following table summarizes the Fund's common stock industry concentrations as of June 30, 2018:

                        Level1     Level2   Level3       Total
Cable & Satellite TV   $1,665,594     $0       $0    $1,665,594
Media Content              0        1,411,000   0     1,411,000
Metals/Mining
Excluding Steel               0         0  906,695     906,695
Paper & Forest                0    10,822        0      10,822
Products
Software/Services        53,538         0        0      53,538
Retail-Specialty              0   526,687        0     526,687
Trucking & Delivery       79,440        0        0      79,440

Total Common Stock   $1,798,572  $1,948,509 $906,695 $4,653,776

The following table summarizes the inputs used to value the Fund's securities sold short as of June 30, 2018:

                          Level1  Level2   Level3     Total
Common Stock
Pharmaceuticals           $70,531      0        0   $70,531
Call Options                3,015      0        0    3,015

Total Securities       $73,546     $0       $0      $73,546
 Sold Short


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                    Common
                                    Stock

Balance as of December 31, 2017     $1,155,968
Realized gain (loss)                  0
Net change in appreciation           (249,273)
   (depreciation)
Purchases                             0
Sales/return of capital               0
Transfers into Level 3                0
Transfers out of Level 3              0

Balance as of June 30, 2018      $906,695



                                   Warrants        Escrow
Balance as of December 31, 2017      $26,141       $34,640
Realized gain (loss)                      0             0
Net change in appreciation
   (depreciation)                      (711)            0
Purchases                                 0             0
Sales/return of capital                   0             0
Transfers into Level 3                97,188        13,920
Transfers out of Level 3                  0             0

Balance as of June 30, 2018         $122,618       $48,560


For the six months ended June 30, 2018, the net change in appreciation(depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:


      Common
      Stock         Warrants  Escrow
      $(249,273)     $ (711)   $0


The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the six months ended
June 30, 2018,there were no transfers between Levels 1, 2 or 3.

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of June 30, 2018. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

               Fair Value at Valuation    Unobservable  Amount/
Description    June 30, 2018 Technique    Inputs         Range
Assets:

Common Stock       $906,695  Discount to  Liquidity        50%
                             comparable   Discount
                             securities
Warrants           $25,430   Discount to  Liquidity        50%
                             Black-Sholes Discount
                             pricing model

Warrants          $ 97,188   Broker quote

Escrow            $ 48,560   Broker quote


The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stocks and warrants is a liquidity discount. A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.


The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in footnote 2.

4.DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the six months ended June 30, 2018, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of June 30, 2018 was $1,505,476 and is included in investments of the statement of assets and liabilities.

As of and for the six months ended June 30, 2018, the Fund sold short call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options. The fair value of call options as of June 30, 2018 was $(3,015) and is included in securities sold short on the statement of assets and liabilities.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized gain and net change in unrealized appreciation on derivative instruments for the six months ended June 30, 2018:

                                     Change in Net
		Net Realized	Unrealized Appreciation
Derivative      Gain (Loss)
Warrants       $145,700             $120,173
Call Options             0             7,438

               $145,700              $127,611

The following table summarizes derivative transactions for the six months ended June 30, 2018:

                                 Call
                      Warrants   Options
Held as of
December 31, 2017    180,560       0
Purchased            619,840       0
Sold/excercised      (126,700)   (232)

Held as of
June 30, 2018         673,700    (232)




FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the six months ended June 30, 2018, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

5. CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 25,000,000 shares of common stock, $0.01 par value. Shareholders are entitled to one vote per share on all corporate issues put to vote of the shareholders, although the Fund does not contemplate holding annual meetings to elect directors or for any other purpose.

Upon approval of the Board of Directors, shares may be purchased as of the first business day of each month at the then net asset value per share. All subscription funds received after the first business day of the month will be tracked as subscriptions received in advance until the beginning of the following month, at which time shares will be issued and the subscription will be recorded as a component of net assets.

On a quarterly basis, the Fund will offer to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer.
On May 23, 2018, the Fund offered to repurchase shares as of June 30, 2018, which are reflected as capital shares redeemed on the statement of assets and liabilities.
The Fund may impose a 2% fee on the redemption of fund shares held for less than one year. This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter.
There have been no redemption fees charged during 2018.

Distributions from the Fund are recorded on the ex-distribution date. All ordinary and capital gain distributions are automatically reinvested in Shares at the net asset value on the ex-distribution date unless Shareholders elect in writing to receive such distributions in cash.

In the case of the termination of the Fund, distributions to the shareholders will be made in proportion to their respective share ownership after the payment of all Fund creditors.

Changes in Shares Outstanding

Shares sold                10,372
Shares redeemed          (425,443)

Net decrease             (415,071)

Shares outstanding at the beginning of year   2,897,454

Shares outstanding at the end of period       2,482,383

6. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS
   WITH AFFILIATES
Zazove Associates, L.L.C. has been engaged as the Fund's
Investment Advisor and fund accountant pursuant to the terms of an Investment Advisory Agreement.
As Investment Advisor and fund accountant of the Fund, Zazove Associates, L.L.C. will receive management fees based on the following management fee schedule.
Management fees are computed and paid on a monthly basis based on the net assets of the Fund as of the beginning of the month.

                               Net Assets in
                               Excess of
                First          $20,000,000     Net Assets in
                $20,000,000       up to         Excess of
Net Assets	in Net Assets  $70,000,000     $70,000,000

Annual
management
fee rate        2.00%          1.50%               1.00%

As of June 30, 2018, certain employees and affiliates of the Investment Advisor held 15.68% of the outstanding shares of the Fund.

Transactions with related parties were conducted on terms equivalent to those prevailing in an arm's length transaction.

The Fund bears all normal direct costs and expenses of its operations including: management fees; brokerage commissions; custodian fees; transfer agency fees; legal, audit, accounting and tax preparation expenses; applicable state taxes and other operating expenses such as regulatory filing fees and costs for communications with shareholders. The custodian fees and transfer agent fees are paid to UMB Bank, N.A.

The overall responsibility for the management and operation of the Fund is vested in the Board of Directors
(the "Board").  The Board consists of four directors:
Gene T. Pretti, Andrew J. Goodwin III, Jack L. Hansen, and Peter A. Lechman. Each of the three directors who are not affiliated with the Investment Advisor will receive $6,000 for their service to the Fund during 2018.

Gene T. Pretti, President, and Steven M. Kleiman, Secretary and Treasurer, are the principal officers of the Fund and are responsible for the day-to-day supervision of the business and affairs of the Fund. Steven M. Kleiman is the Fund's Chief Compliance Officer and is responsible for administering the Fund's compliance policies and procedures. Except for certain actions requiring the approval of the shareholders or the Board of Directors, the principal officers of the Fund have the power and authority to take all actions deemed necessary and appropriate to pursue the Fund's objective.

Shareholders in the Fund will be unable to exercise any management functions. There will not be any shareholder vote unless required by the Investment Company Act of 1940.

7.INCOME TAXES

FASB ASC Topic 740, Income Taxes ("Topic 740"),provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Topic 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Topic 740 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund has not taken any tax positions that do not meet the more-likely-than-not threshold. The tax years 2014 - 2017 remain subject to examination by the Internal Revenue Service.

It is the Fund's policy to meet the requirements for qualificationas a registered investment company as defined in Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to the Fund's shareholders. Therefore, no provision for federal income taxes has been made.

At December 31, 2017, the Fund had undistributed ordinary income , undistributed short term capital gains or undistributed long term capital gains for federal income tax purposes.

At June 30, 2018, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on
Statement of Assets and Liablities                 $49,253,774

Proceeds of securities sold short
on Statement of Assets and Liabilities             $(106,985)

Amortization and accretion
cost adjustments not
included in tax cost basis                          (150,298)

Market discount bond cost
adjustments for tax purposes                          27,406

Cost of investments/proceeds of
securities sold short for tax purposes             $49,023,897

Gross tax unrealized appreciation                   $3,847,633
Gross tax unrealized depreciation                  (4,214,325)

Net tax unrealized depreciation on investments
and securities sold short                          $(366,692)

8. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments were $52,937,922 and $62,981,493, respectively. There were no purchases or sales of long-term U.S. government securities.

9.	OFF-BALANCE-SHEET AND CONCENTRATION OF RISKS
The Fund may engage in the short sale of securities.
Securities sold short represent obligations of the Fund that result in off-balance-sheet risk as the ultimate obligation may exceed the amount shown in the accompanying financial statements due to increases in the market values of these securities. These short positions are generally hedged positions against portfolio holdings and, as a result, any increase in the Fund's obligation related to these short positions will generally be offset by gains in the related long positions.

At June 30, 2018, the Fund's investments by industry concentrations (as a percentage of net assets) were as follows:

Software/Services                       12.3%
Pharmaceuticals                          9.6%
Media Content                            6.7%
Cable & Satellite TV                     6.5%
Food - Wholesale                         6.4%
Specialty Retail                         6.2%
Support-Services                         5.6%
Banking                                  5.1%
Diversified Capital Goods                4.6%
Electronics                              4.3%
Medical Products                         4.1%
Tech Hardware & Equipment                3.7%
Brokerage                                3.5%
Metals/Mining Excluding Steel            3.3%
Investment & Misc Financial S            2.5%
Trucking & Delivery                      2.5%
Health Services                          2.1%
Energy - Exploration & Production        1.9%
Building & Construction                  1.7%
Building Materials                       1.5%
Integrated Energy                        1.3%
Cons/Comm/Lease Financing                1.2%
Machinery                                1.2%
Air Transportation                       1.1%
Oil Refining & Marketing                 1.0%
Media - Diversified                      0.1%
Chemicals                                0.1%
Forestry/Paper                           0.0%

At June 30, 2018, the Fund's securities sold short by industry concentrations (as a percentage of net assets) were as follows:

Pharmaceuticals                         -0.2%

10.   SUBSEQUENT EVENTS
In accordance with FASB ASC Topic 855, Subsequent Events, management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued.

Management has determined that there are no material events that would require disclosure in the Fund's financial statements.

PROXY VOTING POLICIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 847-239-7100 and
(ii) on the Commission's website at http://www.sec.gov.


DIVIDEND REINVESTMENT PLAN

Distributions from the Fund are recorded on the ex-distribution date. Pursuant to the Fund's Dividend Reinvestment Plan ("DRIP"), all ordinary and capital gain distributions are reinvested in Shares at the then prevailing net asset value. Each Shareholder is automatically included in the DRIP unless the Fund receives a written request from the Shareholder to receive such distributions in cash, or cash and stock.
In order to determine the number of shares to be received by each Shareholder that participates in the DRIP, the aggregate ordinary and capital gain distribution allocated to the Shareholder that is to be reinvested is divided by the Fund's Net Asset Value per share immediately after giving effect to the aggregate amount of the dividend distribution declared by the Fund. For federal income tax purposes, dividends paid by the Fund are taxable whether received in cash or reinvested in additional Shares pursuant to the DRIP. There are no fees, commissions or expenses associated with participation in the DRIP and Shareholders may elect to terminate their participation in the DRIP by written request to the Fund. Additional information regarding the Dividend Reinvestment Plan may be obtained by contacting the Investment Advisor at 847.239.7100


DIRECTORS

Andrew J. Goodwin, III

Jack L. Hansen

Peter A. Lechman

Gene T. Pretti

OFFICERS

Gene T. Pretti

Steven M. Kleiman

INVESTMENT ADVISOR
Zazove Associates, LLC
1001 Tahoe Blvd.
Incline Village, NV 89451

CUSTODIAN UMB Bank N.A.
928 Grand Avenue
Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

DIVIDEND-DISBURSING
AND TRANSFER AGENT
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Item 2:	Code of Ethics
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 3:  Audit Committee Financial Expert
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 4:  Principal Accountant Fees and Services
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 5:  Audit Committee of Listed Registrants
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 6: Schedule of Investments. This information is included in the Report to Shareholders in Item 1.

Item 7:	Disclosure of Proxy Voting Policies and
Procedures for Closed-End Management Investment Companies.
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 8: Portfolio Managers of Closed-End Investment Companies.
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 9: Purchases of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers.

Month Ending  Total No.   Avg. Price  Total No.    Maximum No.
              Shares      Paid Per    Of Shares    (or approximate
              Purchased   Shares      Purchased    value) of shares
                                      As Part of   that May Yet Be
                                      Publicly     Purchased Under
                                      Announced    the Plans or
                                      Plans or     Programs
                                      Programs

January        -0-                     *             *

February       -0-

March        266,517	  $19.13      *             *

April          -0-

May            -0-

June         158,926      $19.62       *             *

* On a quarterly basis, it is a basic policy of the Fund to offer to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer. The Fund may impose a 2% fee on the redemption of fund shares held for less than one year.
This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter.
There were no redemption fees imposed during the period. It is a basic policy of the Fund to offer on a quarterly basis to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share.
A Shareholder who desires to have Shares redeemed at the close of a calendar quarter must submit a written request by the 17th day of March, June, September or December, as applicable (or the next business day if such day is not a business day). Each such day is referred to as a "Repurchase Request Deadline." The Fund will send a notice to each Shareholder no less than twenty-one and no more than forty-two days before each Repurchase Request Deadline with the details regarding the repurchase offer. If the number of Shares requested by the Shareholders for repurchase exceeds the number of Shares in the repurchase offer, then the Fund may repurchase an additional two percent of the outstanding Shares. If there is still an excess, the Fund will repurchase Shares on a pro rata basis. The Fund has adopted written procedures reasonably designed to ensure that the Fund's portfolio is sufficiently liquid to enable the Fund to fulfill the repurchase requests. The Fund has the right, under certain circumstances, to force the redemption of all or a portion of the Shares held by a Shareholder. The Fund may impose a 2% fee on the repurchase of Shares held for less than one year, which fee is intended to compensate the Fund for expenses related to such redemption. Shares are deemed repurchased by treating the Shares first acquired by a Shareholder as being repurchased prior to Shares acquired by such Shareholder thereafter.


Item 10:  Submission of Matters to a Vote of Security Holders.
No material change.

Item 11: Controls and Procedures
a) Registrant's principal executive officer and principal financial officer have evaluated Registrant's disclosure controls and Procedures within 90 days of this filing and have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c)) were effective as of that date, in ensuring that the information required to be disclosed by Registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis. Registrant's principal executive officer and principal financial officer concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 12:  Exhibits
(a)(1) Not applicable.

(a)(2) The certification required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) of each principal executive officer of Registrant is attached.

(a)(3) Not applicable.

(b) No applicable.